Exceptional items - Summary of Tax Impacts On Exceptional Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	[1]	$ 316	$ 261	$ 183
Deferred tax expense		(47)	(13)	(12)
Total current and deferred tax	[2]	269	260	164
Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0	(3)	33
Deferred tax expense		0	(4)	(7)
Total current and deferred tax		0	(7)	26
Costs of ceasing operations in Russia [Member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0		3
Deferred tax expense		0
Commercial litigation and disputes [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0	0	8
Deferred tax expense		2	0	(2)
Share of (profits)/losses of associate [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0	0	15
Deferred tax expense		0	(4)	0
Other operating income [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0	(3)
Deferred tax expense		0
Impairment reversal on financial assets [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0
Deferred tax expense		(1)
Other net impairment reversals/(charges) [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		0	0	1
Deferred tax expense		(1)	0	(5)
Adjustments in respect of prior years [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	[3]	0	0	6
Deferred tax expense	[3]	$ 0	$ 0	$ 0

[1]	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.
[2]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.
[3]	In 2022, related to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return.